Shareholders' Equity (Deficit) - Movement of Capital Reserve (Detail) - BRL (R$) shares in Thousands, R$ in Thousands		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2018
Class of Stock [Line Items]
New I Common Shares	R$ 11,613,980	R$ 4,000,000
Senior Notes [Member]
Class of Stock [Line Items]
New I Common Shares		10,070,116
Delivery of treasury shares		R$ 773,072
Subscription Warrants		770,792
Balance at Dec 31, 2018		R$ 11,613,980